Summary of Significant Accounting Policies (Details 4) (Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1
Fair Value Measurement:
Marketable securities with Level 1 fair value inputs	$ 170.2	$ 417.0
Level 2
Fair Value Measurement:
Interest rate swap agreements and foreign currency forward contracts, gross liability balance	1.5	12.2
Interest rate swap agreements and foreign currency forward contracts, gross asset balance	$ 3.0	$ 14.9